Consolidated statements of financial position (Details 5) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-current other assets	€ 336,566	€ 353,522
Current other assets	10,983,458	3,734,699
Total other assets	11,320,024	4,088,221
Prepaid Expense
Statement [Line Items]
Non-current other assets	336,566	353,522
Current other assets	334,284	1,295,682
Others
Statement [Line Items]
Current other assets	0	98,374
Prepayments on Research Development Projects
Statement [Line Items]
Current other assets	€ 10,649,174	€ 2,340,643